Accrued Liabilities (Tables)	9 Months Ended
Sep. 30, 2012
Accrued Liabilities, Current [Abstract]
Schedule of Accrued Liabilities
Accrued liabilities are as follows (in thousands):

	September 30, 2012	December 31, 2011
Taxes other than income taxes	$1,244	$942
Interest and financing costs	983	18
Utilities	244	143
Environmental liabilities	—	1,311
Other	465	679
Total Accrued Liabilities	$2,936	$3,093